Income taxes (Tables)	9 Months Ended
Sep. 30, 2011
Income taxes
Summary of income tax expense reconciled to the statutory rates

	(Unaudited)
	Three-month period ended									Nine-month period ended
	September 30, 2011			June 30, 2011			September 30, 2010			September 30, 2011			September 30, 2010
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	4,187	793	4,980	7,303	1,092	8,395	7,378	530	7,908	16,008	5,238	21,246	11,005	2,427	13,432
Exchange variation (not taxable) or not deductible	—	(188)	(188)	—	71	71	—	751	751	—	(70)	(70)	—	151	151
	4,187	605	4,792	7,303	1,163	8,466	7,378	1,281	8,659	16,008	5,168	21,176	11,005	2,578	13,583

Tax at Brazilian composite rate	(1,424)	(207)	(1,631)	(2,483)	(395)	(2,878)	(2,509)	(436)	(2,945)	(5,443)	(1,758)	(7,201)	(3,742)	(877)	(4,619)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	578	—	578	258	—	258	208	—	208	1,272	—	1,272	626	—	626
Difference on tax rates of foreign income	—	331	331	—	219	219	—	411	411	—	1,298	1,298	—	974	974
Tax incentives	67	—	67	192	—	192	215	—	215	430	—	430	444	—	444
Social contribution contingency payment	506	—	506	—	—	—	—	—	—	506	—	506	—	—	—
Reversal of deferred income tax	—	—	—	—	(141)	(141)	—	—	—	—	(141)	(141)	—	—	—
Other non-taxable, income/non deductible expenses	36	(238)	(202)	(63)	6	(57)	(38)	3	(35)	(14)	(285)	(299)	(68)	75	7
Income tax per consolidated statements of income	(237)	(114)	(351)	(2,096)	(311)	(2,407)	(2,124)	(22)	(2,146)	(3,249)	(886)	(4,135)	(2,740)	172	(2,568)

Reconciliation of amounts due to uncertainty in income taxes

	(Unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2011	June 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Beginning of the period	372	2,623	369	2,555	396
Increase resulting from tax positions taken	1	1,065	5	1,075	9
Decrease resulting from tax positions taken (a)	(2)	(3,315)	3	(3,319)	(22)
Cumulative translation adjustments	(33)	(1)	15	27	9
End of the period	338	372	392	338	392

(a) In July 2011, we made a payment as a consequence of a Brazilian court decision in a case related to the exemption of the Social Contribution (Contribuição Social sobre o Lucro Líquido).